Related Party Transactions - Narrative (Details) $ in Millions	10 Months Ended	12 Months Ended	14 Months Ended
	Oct. 19, 2022 rig	Dec. 31, 2024 USD ($) rig	Dec. 31, 2023 USD ($) rig	Nov. 30, 2023 USD ($)	Jan. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Debt issuance costs | $		$ 12.5	$ 10.3
Nonrelated party
Related Party Transaction [Line Items]
Number of rigs on bareboat charter		5
Perfomex
Related Party Transaction [Line Items]
Number of rigs	3
Number of rigs on bareboat charter			5
Perfomex II
Related Party Transaction [Line Items]
Number of rigs	2
Magni Partners Limited | Related party revenue
Related Party Transaction [Line Items]
Debt issuance costs | $				$ 1.0	$ 1.3